UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2004

Check here if Amendment
                        |_|;  Amendment Number:

This Amendment (Check only one.):
                        |_|   is a restatement.
                        |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Douglas E. Schaller

Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:    336-774-1515

Signature, Place, and Date of Signing:

       /s/ Douglas E. Schaller       Winston-Salem, NC       2/9/05
       -----------------------       -----------------       ------
            [Signature]              [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:  $   119,727
                                         -----------
                                         (thousands)

List of Other Included Managers:

Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autozone                       COM              053332102    11406   124920 SH       SOLE                   124920
Berkshire Hathaway B           COM              084670207    17898     6096 SH       SOLE                     6096
Canadian Natural Res           COM              136385101     2493    58300 SH       SOLE                    58300
Ceridian Corp                  COM              156779100      914    50000 SH       SOLE                    50000
CitiGroup                      COM              172967101      482    10000 SH       SOLE                    10000
Commerce Bancorp Inc           COM              200519106     9891   153590 SH       SOLE                   153590
Countrywide Financial          COM              222372104    12020   324790 SH       SOLE                   324790
Echostar                       COM              278762109    11452   344415 SH       SOLE                   344415
Gillette Co                    COM              375766102      580    12950 SH       SOLE                    12950
Golden West Financial          COM              381317106    11805   192200 SH       SOLE                   192200
Health Management              COM              421933102     2980   131150 SH       SOLE                   131150
Homefed Corp New               COM              43739D208     3256    65117 SH       SOLE                    65117
Intl Speedwy A                 COM              460335201     5928   112269 SH       SOLE                   112269
Investment Technology          COM              46145f105      566    28300 SH       SOLE                    28300
J.P. Morgan Chase              COM              46625H100      356     9120 SH       SOLE                     9120
Leucadia National              COM              527288104     8675   124850 SH       SOLE                   124850
MCI Inc                        COM              552691107     7056   350000 SH       SOLE                   350000
Marsh & Mclennan Co            COM              571748102     4935   150000 SH       SOLE                   150000
Mohawk Inducstries Inc         COM              608190104     3194    35000 SH       SOLE                    35000
Walgreen                       COM              931422109     1142    29775 SH       SOLE                    29775
Washington Post Co             COM              939640108     2698     2745 SH       SOLE                     2745